Right-of-Use Asset/Lease Liability - Schedule of Maturity Profile of the Lease Liability (Details) - MYR (RM)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Maturity Profile of the Lease Liability [Line Items]
Total	RM 11,000	RM 143,000
Weighted average incremental borrowing rate [Member]
Schedule of Maturity Profile of the Lease Liability [Line Items]
Weighted average incremental borrowing rate	5.02%
Weighted average incremental borrowing rate [Member] | Bottom of Range [Member]
Schedule of Maturity Profile of the Lease Liability [Line Items]
Weighted average incremental borrowing rate		3.88%
Weighted average incremental borrowing rate [Member] | Top of Range [Member]
Schedule of Maturity Profile of the Lease Liability [Line Items]
Weighted average incremental borrowing rate		5.02%
Within one year [Member]
Schedule of Maturity Profile of the Lease Liability [Line Items]
Total	RM 11,000	RM 132,000
One to five years [Member]
Schedule of Maturity Profile of the Lease Liability [Line Items]
Total		RM 11,000